Cover	Jul. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2026
Entity File Number	000-55610
Entity Registrant Name	GREENBACKER RENEWABLE ENERGY CO LLC
Entity Central Index Key	0001563922
Entity Tax Identification Number	80-0872648
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	230 Park Avenue
Entity Address, Address Line Two	Suite 1560
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10169
City Area Code	(646)
Local Phone Number	237-7884
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Limited liability company interests
Trading Symbol	None
Security Exchange Name	NONE
Entity Emerging Growth Company	false